10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Items Of Statement Of Comprehensive Income
Current tax	$ 13	$ 22	$ 9
Deferred tax	22	(186)	(38)
Other comprehensive income			1
Difference in the estimate of previous fiscal year income tax and the income tax statement			(4)
Optional tax revaluation		34
Total loss income tax	$ 35	$ (130)	$ (32)